Income taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Provision of Income Tax

A reconciliation of the effective tax rate to the statutory rate is shown below:

	June 30, 2024	June 30, 2023

Loss before taxes	$(9,521,488)	$(1,619,155)

Expected income tax credit at statutory rate of 25% (2023: 25%)	$(2,380,372)	$(404,789)
Increase (decrease) in income taxes resulting from:
Stock issued for services	-	140,000
IPO related expenses	12,622	27,601
Provision for bad debt	144,816	106,742
Unrealized loss on investments	88,695	131,613
Government Subsidy Tech Boost	-	(6,721)
Debt discount	277,022	-
Non-taxable other income	(30,472)	-
-Non-tax deductible personnel expenses	29,544	-
Non-tax deductible consulting fees	1,367,032	-
Non-tax deductible general and administrative expenses	308,512	-
Other items, net	(26,742)	(20,207)
Income tax credit	$(209,343)	$(25,761)

Schedule of Components of Deferred Tax Assets

The tax effects temporary differences that gave rise to the deferred tax assets and liabilities are as follows:

	June 30, 2024	June 30, 2023
Deferred tax assets:
Accrued employee benefits	$37,199	$1,877
Unrealized loss on investments	-	22,082
Unrealized foreign exchange gain	10,294	(1,394)
Depreciation	(6,783)	3,049
Operating right of use assets and lease liabilities	5,639	-
Accumulated tax loss	238,989	-
Provision for bad debt	56,784	106,740
Net deferred tax asset	$342,122	$132,354